General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
General And Administrative Expense [Abstract]
Schedule of General and Administrative Expense
32.1 Details of general and administrative expenses for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Expenses related to employee
Employee benefits—salaries	￦	2,789,201	￦	3,007,439	￦	3,070,840
Employee benefits—others		871,014		927,665		988,778
Post-employment benefits—defined benefit plans		216,891		237,315		249,874
Post-employment benefits—defined contribution plans		37,328		37,731		45,655
Termination benefits		361,098		322,970		319,794
Share-based payments		49,364		101,935		58,275

		4,324,896		4,635,055		4,733,216

Depreciation and amortization		874,911		850,614		878,841

Other general and administrative expenses
Rental expense		116,325		112,902		121,577
Tax and dues		260,071		268,383		310,853
Communication		53,596		60,221		63,871
Electricity and utilities		32,298		36,565		35,987
Publication		13,988		13,417		11,991
Repairs and maintenance		32,448		53,218		56,221
Vehicle		14,314		16,901		19,815
Travel		12,251		13,271		23,585
Training		27,610		34,056		36,890
Service fees		238,787		260,298		264,854
Electronic data processing expenses		280,773		314,511		397,315
Advertising		236,618		210,187		227,991
Others		295,926		321,254		354,795

		1,615,005		1,715,184		1,925,745

	￦	6,814,812	￦	7,200,853	￦	7,537,802

Schedule of Stock Grants Linked to Long-term and Short-term Performance
32.2.1.1 Details of stock grants linked to long-term performance as of December 31, 2022, are as follows:

	Grant date	Number of granted shares 1	Vesting conditions 2
		(In number of shares)
KB Financial Group Inc.
Series 27	Jun. 16, 2020	184	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 28	Nov. 21, 2020	68,135	Services fulfillment, market performance 3 35%, and non-market performance 5 65%
Series 29	Jan. 1, 2021	79,840	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 30	Apr. 1, 2021	3,069	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 33	Jan. 1, 2022	62,991	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 34	Feb. 1, 2022	654	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 35	May. 27, 2022	6,126	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Deferred grant in 2015		4,243	Satisfied
Deferred grant in 2016		3,533	Satisfied
Deferred grant in 2017		1,127	Satisfied
Deferred grant in 2018		1,766	Satisfied
Deferred grant in 2019		7,598	Satisfied
Deferred grant in 2020		27,956	Satisfied
Deferred grant in 2021		27,204	Satisfied

		294,426

Kookmin Bank
Series 80	Mar. 1, 2020	7,982	Services fulfillment, market performance 3 30~50%, and non-market performance 4 50~70%
Series 81	Jan. 1, 2021	139,783	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 83	Apr. 1, 2021	15,278	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 85	Jan. 1, 2022	292,777	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
			Services fulfillment, market performance 3 30%, and EPS & Asset Quality 6 70%
Series 86	Feb. 1, 2022	1,525	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 87	Mar. 1, 2022	2,599	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%

	Grant date	Number of granted shares 1	Vesting conditions 2
		(In number of shares)

Series 88	Mar. 14, 2022	5,884	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 89	May 26, 2022	2,363	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 90	Jul. 18, 2022	4,131	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 91	Aug. 24, 2022	7,277	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Deferred grant in 2016		2,426	Satisfied
Deferred grant in 2017		4,582	Satisfied
Deferred grant in 2018		2,287	Satisfied
Deferred grant in 2019		32,756	Satisfied
Deferred grant in 2020		53,502	Satisfied
Deferred grant in 2021		156,939	Satisfied

		732,091

Other subsidiaries
Stock granted in 2010		106	Services fulfillment, market performance 3 0~50%, and non-market performance 4 50~100%
Stock granted in 2011		146
Stock granted in 2012		420
Stock granted in 2013		544
Stock granted in 2014		1,028
Stock granted in 2015		2,374
Stock granted in 2016		3,749
Stock granted in 2017		14,006
Stock granted in 2018		26,572
Stock granted in 2019		42,273
Stock granted in 2020		165,810
Stock granted in 2021		501,365
Stock granted in 2022		249,267

		1,007,660

		2,034,177

1
Granted shares represent the total number of shares initially granted to executives and employees who have residual shares as of December 31, 2022 (Deferred grants are residual shares vested as of December 31, 2022).

2
Executives and employees were given the right of choice about the timing of the deferred payment (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

3
Relative TSR (Total Shareholder Return): [(Fair value at the end of the contract—Fair value at the beginning of the contract) + (Total amount of dividend per share paid during the contract period)] / Fair value at the beginning of the contract

4	Performance results of company and employee
5	EPS (Earnings Per Share), Asset Quality, HCROI (Human Capital Return on Investment), Profit from non-banking segments
6	EPS, Asset Quality

32.2.1.2 Details of stock grants linked to short-term performance as of December 31, 2022, are as follows:

	Estimated number of vested shares *	Vesting conditions
	(In number of shares)
KB Financial Group Inc.
Stock granted in 2015	3,725	Satisfied
Stock granted in 2016	4,223	Satisfied
Stock granted in 2017	1,401	Satisfied
Stock granted in 2018	760	Satisfied
Stock granted in 2019	9,354	Satisfied
Stock granted in 2020	22,586	Satisfied
Stock granted in 2021	35,497	Satisfied
Stock granted in 2022	46,898	Proportional to service period
Kookmin Bank
Stock granted in 2015	1,292	Satisfied
Stock granted in 2016	4,875	Satisfied
Stock granted in 2017	1,998	Satisfied
Stock granted in 2018	2,109	Satisfied
Stock granted in 2019	41,737	Satisfied
Stock granted in 2020	89,888	Satisfied
Stock granted in 2021	130,331	Satisfied
Stock granted in 2022	134,402	Proportional to service period
Other subsidiaries
Stock granted in 2015	5,762	Satisfied
Stock granted in 2016	25,831	Satisfied
Stock granted in 2017	46,223	Satisfied
Stock granted in 2018	99,594	Satisfied
Stock granted in 2019	243,130	Satisfied
Stock granted in 2020	433,210	Satisfied
Stock granted in 2021	610,167	Satisfied
Stock granted in 2022	324,412	Proportional to service period

	2,319,405

*
Executives and employees were given the right of choice about the timing of the deferred payment (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

Schedule of Share Grants Measured at Fair Value
32.2.1.3 Stock grants are measured at fair value using the MonteCarlo simulation model and assumptions used in measuring the fair value as of December 31, 2022, are as follows:

	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
	(In Korean won)
Linked to long-term performance
(KB Financial Group Inc.)
Series 27	3.78	—	43,157~46,663
Series 28	3.78	35,289~39,662	41,704~46,873
Series 29	3.78	40,757~48,322	43,157~50,973
Series 30	3.78	38,805~43,583	41,548~46,663
Series 33	3.78	37,409~45,666	41,548~50,973
Series 34	3.78	35,486~39,839	39,958~44,859
Series 35	3.78	38,247~42,939	39,958~44,859
Deferred grant in 2015	3.78	—	43,157~50,973
Deferred grant in 2016	3.78	—	46,663~50,973
Deferred grant in 2017	3.78	—	50,973
Deferred grant in 2018	3.78	—	46,663~50,973
Deferred grant in 2019	3.78	—	50,973
Deferred grant in 2020	3.78	—	43,157~50,973
Deferred grant in 2021	3.78	—	44,859~50,973
(Kookmin Bank)
Series 80	3.78	43,157~50,973	43,157~50,973
Series 81	3.78	35,905~41,289	43,157~50,973
Series 83	3.78	38,660~43,583	41,548~46,663
Series 85	3.78	33,668~37,813	41,548~46,663
Series 86	3.78	35,486~39,839	39,958~44,859
Series 87	3.78	38,957~46,013	43,157~50,973
Series 88	3.78	37,288~41,862	39,958~44,859
Series 89	3.78	40,943~48,358	43,157~50,973
Series 90	3.78	39,554~44,405	39,958~44,859
Series 91	3.78	37,840~42,481	39,958~44,859
Grant deferred in 2016	3.78	—	46,663~50,973
Grant deferred in 2017	3.78	—	46,663~50,973
Grant deferred in 2018	3.78	—	46,663~50,973
Grant deferred in 2019	3.78	—	50,973
Grant deferred in 2020	3.78	—	46,663~50,973
Grant deferred in 2021	3.78	—	44,859~50,973
(Other subsidiaries)
Stock granted in 2010	3.78	—	44,859
Stock granted in 2011	3.78	—	44,859
Stock granted in 2012	3.78	—	44,859~46,663
Stock granted in 2013	3.78	—	44,859~46,663
Stock granted in 2014	3.78	—	46,663
Stock granted in 2015	3.78	—	41,548~50,973
Stock granted in 2016	3.78	—	44,859~56,379
Stock granted in 2017	3.78	—	41,548~61,294
Stock granted in 2018	3.78	—	39,958~56,379
Stock granted in 2019	3.78	—	38,393~56,379

	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
	(In Korean won)
Linked to long-term performance
Stock granted in 2020	3.78	43,157~50,973	39,958~56,379
Stock granted in 2021	3.78	39,042~50,651	41,548~56,379
Stock granted in 2022	3.78	35,286~49,647	39,958~62,269
Linked to short-term performance
(KB Financial Group Inc.)
Stock granted in 2015	3.78	—	43,157~50,973
Stock granted in 2016	3.78	—	38,393~50,973
Stock granted in 2017	3.78	—	46,663~50,973
Stock granted in 2018	3.78	—	46,663~50,973
Stock granted in 2019	3.78	—	50,973
Stock granted in 2020	3.78	—	43,157~50,973
Stock granted in 2021	3.78	—	44,859~50,973
Stock granted in 2022	3.78	—	43,157~50,973
(Kookmin Bank)
Stock granted in 2015	3.78	—	46,663~50,973
Stock granted in 2016	3.78	—	44,859~50,973
Stock granted in 2017	3.78	—	46,663~50,973
Stock granted in 2018	3.78	—	0~56,379
Stock granted in 2019	3.78	—	45,096~56,379
Stock granted in 2020	3.78	—	46,663~56,379
Stock granted in 2021	3.78	—	44,859~50,973
Stock granted in 2022	3.78	—	39,958~46,663
(Other subsidiaries)
Stock granted in 2015	3.78	—	41,548~50,973
Stock granted in 2016	3.78	—	41,548~50,973
Stock granted in 2017	3.78	—	39,958~50,973
Stock granted in 2018	3.78	—	38,393~56,379
Stock granted in 2019	3.78	—	38,393~56,379
Stock granted in 2020	3.78	—	41,548~56,379
Stock granted in 2021	3.78	—	41,548~50,973
Stock granted in 2022	3.78	—	39,958~56,379
The Group uses the volatility of the stock price over the previous year as the expected volatility, and uses the arithmetic mean of the price-dividend ratio of one year before, two years before, and three years before the base year as the dividend yield and uses one-year
risk-free rate of Korea Treasury Bond in order to measure the fair value.
32.2.1.4 The accrued expenses for share-based payments related to stock grants are ￦ 193,023 million and ￦ 186,908 million as of December 31, 2021 and 2022, respectively, and the compensation costs amounting to ￦ 101,897 million and ￦ 58,340 million were recognized for the years ended December 31, 2021 and 2022, respectively.

Schedule of Mileage Stock
32.2.2.1 Details of mileage stock as of December 31, 2022, are as follows:

Grant date		Number of granted shares 1	Expected exercise period (years) 2	Remaining shares
		(In number of shares)
Stock granted in 2019	Nov. 1, 2019	119	0.00	48
	Nov. 8, 2019	14	0.00	6
	Dec. 6, 2019	84	0.00	50
	Dec. 5, 2019	56	0.00	41
	Dec. 31, 2019	87	0.00	43
Stock granted in 2020	Jan. 18, 2020	28,645	0.00~0.05	15,541
	May 12, 2020	46	0.00~0.36	43
	Jun. 30, 2020	206	0.00~0.50	147
	Aug. 26, 2020	40	0.00~0.65	27
	Oct. 29, 2020	160	0.00~0.83	107
	Nov. 6, 2020	45	0.00~0.85	37
	Nov. 30, 2020	35	0.00~0.92	34
	Dec. 2, 2020	57	0.00~0.92	44
	Dec. 4, 2020	154	0.00~0.93	110
	Dec. 30, 2020	88	0.00~1.00	64
Stock granted in 2021	Jan. 15, 2021	28,156	0.00~1.04	18,712
	Apr. 5, 2021	89	0.00~1.26	53
	Jul. 1, 2021	54	0.00~1.50	54
	Jul. 2, 2021	11	0.00~1.50	11
	Jul. 27, 2021	70	0.00~1.57	63
	Nov. 1, 2021	71	0.00~1.84	71
	Nov. 16, 2021	53	0.00~1.88	48
	Dec. 6, 2021	87	0.00~1.93	87
	Dec. 3, 2021	91	0.00~1.92	89
	Dec. 30, 2021	76	0.00~2.00	76
Stock granted in 2022	Jan. 14, 2022	20,909	0.00~2.04	19,864
	Apr. 4, 2022	65	0.00~2.26	65
	Apr. 19, 2022	33	0.00~2.30	33
	Jul. 1, 2022	62	0.00~2.50	62
	Aug. 3, 2022	62	0.00~2.59	62
	Aug. 9, 2022	80	0.00~2.61	76
	Oct. 19, 2022	55	0.00~2.80	55
	Nov. 1, 2022	177	0.00~2.84	177
	Dec. 1, 2022	49	0.00~2.92	49
	Dec. 12, 2022	114	0.00~2.95	114
	Dec. 6, 2022	88	0.00~2.93	88
	Dec. 2, 2022	42	0.00~2.92	42
	Dec. 15, 2022	42	0.00~2.96	42
	Dec. 30, 2022	114	0.00~3.00	114

		80,486		56,449

1
Mileage stock is exercisable for two years after one year from the grant date at the closing price of the end of the previous month. However, mileage stock can be exercised at the closing price of the end of the previous month on the date of occurrence of retirement or transfer despite a one-year
grace period.

2	Assessed based on the stock price as of December 31, 2022. These shares are vested immediately at grant date.

Schedule of Long-term Share Based Payments
32.2.3.1 Details of long-term share-based payments as of December 31, 2022, are as follows:

	Grant date	Vested shares	Expected exercise period (years)	Vesting condition
	(In number of shares)
Granted in 2020	2020	13,402	1.00	Services fulfillment
32.2.3.2 Long-term share-based payments are measured at fair value using the MonteCarlo simulation model and assumptions used in measuring the fair value as of December 31, 2022, are as follows:

	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
	(In Korean won)
Granted in 2020	3.78	—	46,663